Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

18.Subsequent events

In February 2026, the Company acquired 100% of the issued and outstanding shares of SKV Technology Inc. a California-based cybersecurity company. The assets include the SecureKey™ platform developed and commercialized by Jet Lab Technologie s Inc. and held by SKV. Pursuant to the agreement, QeM will make milestone-based earn-out payments (the ”Earn-Out Payments”) of up to $7,000,000, payable at QeM’s election in cash, common shares of the Company (the “Consideration Shares”), or a combination thereof. QeM will also pay royalties of up to $15,000,000, subject to specified sales thresholds, on products incorporating the SecureKey™ technology for a term of up to five years.